Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details) - Foreign defined benefit plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum
Statement
Discount rate	0.00%	0.80%
Rate of compensation increase	1.30%	1.50%
Rate of price inflation	0.80%	0.80%
Life expectations on retirement at age 65	13 years	13 years
Maximum
Statement
Discount rate	13.70%	18.00%
Rate of compensation increase	12.50%	16.50%
Rate of price inflation	11.30%	16.00%
Life expectations on retirement at age 65	25 years	25 years
Euro Area | Minimum
Statement
Discount rate	0.80%	1.50%
Rate of compensation increase	1.30%	1.50%
Rate of price inflation	1.30%	1.50%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Statement
Discount rate	1.00%	1.90%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	2.00%	2.00%
Life expectations on retirement at age 65	22 years	22 years
Rest of Europe | Minimum
Statement
Discount rate	0.00%	0.80%
Rate of compensation increase	2.50%	2.50%
Rate of price inflation	0.80%	0.80%
Life expectations on retirement at age 65	24 years	23 years
Rest of Europe | Maximum
Statement
Discount rate	2.00%	2.90%
Rate of compensation increase	3.60%	3.80%
Rate of price inflation	3.10%	3.30%
Life expectations on retirement at age 65	25 years	25 years
Africa | Minimum
Statement
Discount rate	2.60%	3.70%
Rate of compensation increase	2.00%	5.00%
Rate of price inflation	2.60%	3.70%
Life expectations on retirement at age 65	13 years	13 years
Africa | Maximum
Statement
Discount rate	13.70%	18.00%
Rate of compensation increase	12.50%	16.50%
Rate of price inflation	11.30%	16.00%
Life expectations on retirement at age 65	17 years	17 years
Other areas | Minimum
Statement
Discount rate	7.30%	8.00%
Rate of compensation increase	10.00%	10.00%
Rate of price inflation	3.30%	3.50%
Other areas | Maximum
Statement
Discount rate	11.30%	13.30%
Rate of compensation increase	11.30%	13.30%
Rate of price inflation	5.00%	5.00%